Contract revenues, Contract Revenue Attributable to Licensing Arrangements (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract Revenue [Abstract]
Total contract revenues	SFr 3,935	SFr 0	SFr 15,431
Lilly [Member]
Contract Revenue [Abstract]
Total contract revenues	0	SFr 0	14,348
Percentage of contract revenues		93.00%
Janssen
Contract Revenue [Abstract]
Total contract revenues	0	SFr 0	1,083
Life Molecular Imaging [Member]
Contract Revenue [Abstract]
Total contract revenues	SFr 3,935	SFr 0	SFr 0
Percentage of contract revenues	100.00%